Cryptocurrencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Accounts payable	$ 10,667	$ 11,557
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Accounts payable	$ 1,200	$ 2,200